Goodwill and Intangible Assets, Net - Details of Total Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Beginning Balance	$ 2,462,835	$ 2,444,895
Goodwill resulting from acquisitions	118,628	17,484
Other	(2,818)	456
Goodwill, Ending Balance	$ 2,578,645	$ 2,462,835